Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies [Line Items]
Cash equivalents	$ 4,300,000		$ 4,300,000		$ 4,700,000	$ 6,600,000
Restricted cash						60,000
Cost of goods sold	903,834	$ 769,956	2,529,018	$ 2,444,401	3,269,967	4,685,639
Inventory finished goods					1,200,000	600,000
Inventory in-transit from vendors						1,200,000
Prepaid expenses and other current assets					300,000	10,000
Goodwill, Impairment Loss					7,815,000
Amortization expense					800,000	$ 800,000
Amortization expense estimated for 2026	600,000		600,000
Amortization expense estimated for 2025	800,000		800,000
Amortization expense estimated for 2027	300,000		300,000
Amortization expense estimated gor 2028	100,000		100,000
Amortization expense estimated for thereafter	400,000		400,000
Amortization expense estimated					$ 500,000
Stock options purchase (in Shares)					59,228	26,250
Development cost					$ 700,000	$ 700,000
Software development costs					1,000,000	400,000
Product development amortization	290,007		290,007		68,801	15,029
Software development amortization	271,557		271,557		23,354	0
Amortization expense	200,000	200,000	600,000	600,000
Capitalized product and software development costs					1,000,000	300,000
Accounts payable and accrued expenses					300,000
Cost of goods sold	100,000	100,000	200,000	300,000
Inventory finished goods	818,717		818,717		1,177,456	$ 1,745,211
Prepaid expenses	300,000		300,000		$ 300,000
Amortization expense estimated foe the remainder fiscal year 2024	200,000		200,000
Capitalized product development cost	200,000		400,000	500,000
Capitalized software development cost	300,000	$ 500,000	800,000	$ 700,000
Warrant [Member]
Summary of Significant Accounting Policies [Line Items]
Purchase of warrant shares (in Shares)					9,531,242	214,769
Series C Redeemable Preferred Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Payment of dividends					$ 300,000	$ 900,000
Redeemable preferred stock						300,000
2025 [Member]
Summary of Significant Accounting Policies [Line Items]
Amortization expense estimated for 2026					800,000
2024 [Member]
Summary of Significant Accounting Policies [Line Items]
Amortization expense estimated for 2025					800,000
2026 [Member]
Summary of Significant Accounting Policies [Line Items]
Amortization expense estimated for 2027					600,000
2027 [Member]
Summary of Significant Accounting Policies [Line Items]
Amortization expense estimated gor 2028					300,000
2028 [Member]
Summary of Significant Accounting Policies [Line Items]
Amortization expense estimated for thereafter					63,000
Product Development [Member]
Summary of Significant Accounting Policies [Line Items]
Amortization cost	73,900		200,000
Software Development [Member]
Summary of Significant Accounting Policies [Line Items]
Amortization cost	100,000		$ 200,000
Share-Based Payment Arrangement, Option [Member]
Summary of Significant Accounting Policies [Line Items]
Dilutive securities (in Shares)			229,124	59,728
Warrant [Member]
Summary of Significant Accounting Policies [Line Items]
Dilutive securities (in Shares)			47,205,502	1,253,985
Product development costs [Member]
Summary of Significant Accounting Policies [Line Items]
Product development amortization					53,800
Amortization expense					15,000
Software Development [Member]
Summary of Significant Accounting Policies [Line Items]
Software development amortization					23,400
Logic Mark [Member] | Patents [Member]
Summary of Significant Accounting Policies [Line Items]
Other intangible assets of patents	1,000,000		$ 1,000,000		$ 1,300,000	1,700,000
Other intangible assets, estimated useful lives					11 years
Logic Mark [Member] | Trademarks [Member]
Summary of Significant Accounting Policies [Line Items]
Other intangible assets of trademarks	700,000		700,000		$ 800,000	900,000
Other intangible assets, estimated useful lives					20 years
Logic Mark [Member] | Customer Relationships [Member]
Summary of Significant Accounting Policies [Line Items]
Other intangible assets of customer relationships	$ 600,000		$ 600,000		$ 800,000	1,200,000
Other intangible assets, estimated useful lives					10 years
Shipping and Handling [Member]
Summary of Significant Accounting Policies [Line Items]
Cost of goods sold					$ 300,000	$ 600,000
Vice-President of Engineering [Member] | Related Party [Member]
Summary of Significant Accounting Policies [Line Items]
Capitalized product development cost				$ 900,000